A T B C | Fidelity Advisor Strategic Growth Fund
Supplement to the
Fidelity Advisor® Strategic Growth Fund
Class A, Class T, Class B, and Class C
January 29, 2011
Prospectus
The following information replaces the similar information found under the heading "Fee Table" in the "Fund Summary" section beginning on page 3.
Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)
	Class A	Class T	Class B	Class C
Management fee (fluctuates based on the fund's performance relative to a securities market index)	0.57%	0.57%	0.57%	0.57%
Distribution and/or Service (12b-1) fees	0.25%	0.50%	1.00%	1.00%
Other expenses	1.03%	1.07%	1.03%	1.07%
Total annual operating expenses	1.85%	2.14%	2.60%	2.64%
Fee waiver and/or expense reimbursementA	0.60%	0.64%	0.60%	0.64%
Total annual operating expenses after fee waiver and/or expense reimbursement	1.25%	1.50%	2.00%	2.00%
A Fidelity Management & Research Company (FMR) has contractually agreed to reimburse Class A, Class T, Class B, and Class C of the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of their respective average net assets, exceed the following rates:
Class A	Effective Date	Class T	Effective Date	Class B	Effective Date	Class C	Effective Date
1.25%	4/1/11	1.50%	4/1/11	2.00%	4/1/11	2.00%	4/1/11
These arrangements will remain in effect through January 31, 2013, after which date FMR, in its sole discretion, may discontinue these arrangements at any time.
This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.
Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every  $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:

	Class A		Class T		Class B		Class C
	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares
1 year	$ 695	$ 695	$ 497	$ 497	$ 703	$ 203	$ 303	$ 203
3 years	$ 1,031	$ 1,031	$ 896	$ 896	$ 1,012	$ 712	$ 718	$ 718
5 years	$ 1,429	$ 1,429	$ 1,363	$ 1,363	$ 1,490	$ 1,290	$ 1,303	$ 1,303
10 years	$ 2,541	$ 2,541	$ 2,653	$ 2,653	$ 2,589	$ 2,589	$ 2,893	$ 2,893

Inst | Fidelity Advisor Strategic Growth Fund
Supplement to the
Fidelity Advisor® Strategic Growth Fund
Institutional Class
January 29, 2011
Prospectus
The following information replaces the similar information found under the heading "Fee Table" in the "Fund Summary" section on page 3.
Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)
Management fee (fluctuates based on the fund's performance relative to a securities market index)	0.57%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.92%
Total annual operating expenses	1.49%
Fee waiver and/or expense reinbursmentA	0.49%
Total annual operating expenses after fee waiver and/or expense reimbursement	1.00%
A Effective April 1, 2011, Fidelity Management & Research Company (FMR) has contractually agreed to reimburse Institutional Class of the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of its average net assets, exceed 1.00%. This arrangement will remain in effect through January 31, 2013, after which date FMR, in its sole discretion, may discontinue this arrangement at any time.
This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.
Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every  $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
1 year	$ 102
3 years	$ 390
5 years	$ 735
10 years	$ 1,708

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Nov 30, 2010
Registrant Name	dei_EntityRegistrantName	FIDELITY ADVISOR SERIES I
Central Index Key	dei_EntityCentralIndexKey	0000722574
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jun 7, 2011
Document Effective Date	dei_DocumentEffectiveDate	Jun 7, 2011
Prospectus Date	rr_ProspectusDate	Jan 29, 2011
A T B C | Fidelity Advisor Strategic Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	fas722574_SupplementTextBlock
Supplement to the
Fidelity Advisor® Strategic Growth Fund
Class A, Class T, Class B, and Class C
January 29, 2011
Prospectus
The following information replaces the similar information found under the heading "Fee Table" in the "Fund Summary" section beginning on page 3.
Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)
	Class A	Class T	Class B	Class C
Management fee (fluctuates based on the fund's performance relative to a securities market index)	0.57%	0.57%	0.57%	0.57%
Distribution and/or Service (12b-1) fees	0.25%	0.50%	1.00%	1.00%
Other expenses	1.03%	1.07%	1.03%	1.07%
Total annual operating expenses	1.85%	2.14%	2.60%	2.64%
Fee waiver and/or expense reimbursementA	0.60%	0.64%	0.60%	0.64%
Total annual operating expenses after fee waiver and/or expense reimbursement	1.25%	1.50%	2.00%	2.00%
A Fidelity Management & Research Company (FMR) has contractually agreed to reimburse Class A, Class T, Class B, and Class C of the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of their respective average net assets, exceed the following rates:
Class A	Effective Date	Class T	Effective Date	Class B	Effective Date	Class C	Effective Date
1.25%	4/1/11	1.50%	4/1/11	2.00%	4/1/11	2.00%	4/1/11
These arrangements will remain in effect through January 31, 2013, after which date FMR, in its sole discretion, may discontinue these arrangements at any time.
This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.
Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every  $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:

	Class A		Class T		Class B		Class C
	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares
1 year	$ 695	$ 695	$ 497	$ 497	$ 703	$ 203	$ 303	$ 203
3 years	$ 1,031	$ 1,031	$ 896	$ 896	$ 1,012	$ 712	$ 718	$ 718
5 years	$ 1,429	$ 1,429	$ 1,363	$ 1,363	$ 1,490	$ 1,290	$ 1,303	$ 1,303
10 years	$ 2,541	$ 2,541	$ 2,653	$ 2,653	$ 2,589	$ 2,589	$ 2,893	$ 2,893

Inst | Fidelity Advisor Strategic Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	fas722574_SupplementTextBlock
Supplement to the
Fidelity Advisor® Strategic Growth Fund
Institutional Class
January 29, 2011
Prospectus
The following information replaces the similar information found under the heading "Fee Table" in the "Fund Summary" section on page 3.
Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)
Management fee (fluctuates based on the fund's performance relative to a securities market index)	0.57%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.92%
Total annual operating expenses	1.49%
Fee waiver and/or expense reinbursmentA	0.49%
Total annual operating expenses after fee waiver and/or expense reimbursement	1.00%
A Effective April 1, 2011, Fidelity Management & Research Company (FMR) has contractually agreed to reimburse Institutional Class of the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of its average net assets, exceed 1.00%. This arrangement will remain in effect through January 31, 2013, after which date FMR, in its sole discretion, may discontinue this arrangement at any time.
This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.
Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every  $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
1 year	$ 102
3 years	$ 390
5 years	$ 735
10 years	$ 1,708